Related party transactions	12 Months Ended
Jun. 30, 2024
Related party transactions
Related party transactions
34	Related party transactions

Trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 3.10% of our issued and outstanding Class A ordinary shares and 72.31% of our issued and outstanding Class B ordinary shares, representing 69.14% of the voting power of our outstanding capital stock. Trawlers owns 27.64% of our issued and outstanding Class A ordinary shares and 27.69% of our issued and outstanding Class B ordinary shares, representing 27.68% of the voting power of our outstanding capital stock.